Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment
The range of useful lives used to depreciate property and equipment is as follows:

Range of Useful Lives
Building and improvements	10 to 31 years
Machinery and equipment	3 to 15 years
Other	3 to 7 years
The major classes of property, plant and equipment consist of the following:

In thousands	December 31, 2014	December 28, 2013
Land	$54,919	$50,780
Buildings and land improvements	240,515	179,821
Machinery, equipment and other	755,590	569,157
Construction in progress	49,887	28,181
Subtotal	1,100,911	827,939
Less: Accumulated depreciation	(230,681)	(175,159)
Total	$870,230	$652,780

Schedule of Finite-Lived Intangible Assets
The following table presents amortization of the Company's intangible assets for the following periods:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Intangible assets	$2,764	$3,102
Loan acquisition costs	1,654	1,026
Total	$4,418	$4,128
The weighted-average useful lives approximate the following:

Weighted-Average Useful Lives
Technology	13 years
Customer relationships	16 years
Patents	6 years